FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Fair Value Option) (Details) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended
	Dec. 31, 2012 Investment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Equity Method Investments [Member] Investment	Dec. 31, 2011 Equity Method Investments [Member]	May 31, 2011 Equity Method Investments [Member] Fair Value Option Investment One [Member]	Apr. 30, 2011 Equity Method Investments [Member] Fair Value Option Investment One [Member]	Dec. 31, 2012 Equity Method Investments [Member] Investment Income [Member]	Dec. 31, 2011 Equity Method Investments [Member] Investment Income [Member]	Dec. 31, 2010 Equity Method Investments [Member] Investment Income [Member]	Dec. 31, 2011 Equity Method Investments [Member] Investment Income [Member] Fair Value Option Investment One [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, number of investments	2			2
Equity method investment, increase in ownership percentage						24.00%
Equity method investment, ownership percentage						48.00%	24.00%
Payments to acquire equity method investment	$ 178,722,000	$ 105,386,000	$ 83,891,000			$ 7,000,000
Unrealized gain on fair value option	7,855,000	3,410,000	2,477,000					7,900,000	3,400,000	2,500,000	4,800,000
Fair value option, fair value disclosure				$ 42,600,000	$ 27,900,000